Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (31,934)	$ (23,164)
Property and equipment [Member]
Deferred income tax assets:
Property and equipment	565	292
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Property and equipment	1,235	595
Financing costs [Member]
Deferred income tax assets:
Property and equipment	2,487	2,080
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Property and equipment	38,255	33,098
Mineral interests [Member]
Deferred income tax liabilities:
Net deferred income tax liabilities	(63,710)	(59,229)
Secured note [Member]
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (10,766)